Consolidated Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,716	$ 10,412
Marketable securities (Note D)	350	717
Notes and accounts receivable - trade (net of allowances of $291 in 2013 and $255 in 2012)	10,465	10,667
Short-term financing receivables (net of allowances of $308 in 2013 and $288 in 2012) (Note F)	19,787	18,038
Other accounts receivable (net of allowances of $36 in 2013 and $17 in 2012)	1,584	1,873
Inventories (Note E)	2,310	2,287
Deferred taxes (Note N)	1,651	1,415
Prepaid expenses and other current assets	4,488	4,024
Total current assets	51,350	49,433
Property, plant and equipment (Note G)	40,475	40,501
Less: Accumulated depreciation (Note G)	26,654	26,505
Property, plant and equipment - net (Note G)	13,821	13,996
Long-term financing receivables (net of allowances of $80 in 2013 and $66 in 2012) (Note F)	12,755	12,812
Prepaid pension assets (Note S)	5,551	945
Deferred taxes (Note N)	3,051	3,973
Goodwill (Note I)	31,184	29,247
Intangible assets - net (Note I)	3,871	3,787
Investments and sundry assets (Note H)	4,639	5,021
Total assets	126,223	119,213
Current liabilities:
Taxes (Note N)	4,633	4,948
Short-term debt (Note D&J)	6,862	9,181
Accounts payable	7,461	7,952
Compensation and benefits	3,893	4,745
Deferred income	12,557	11,952
Other accrued expenses and liabilities	4,748	4,847
Total current liabilities	40,154	43,625
Long-term debt (Note D&J)	32,856	24,088
Retirement and nonpension postretirement benefit obligations (Note S)	16,242	20,418
Deferred income	4,108	4,491
Other liabilities (Note K)	9,934	7,607
Total liabilities	103,294	100,229
Contingencies and commitments (Note M)
IBM stockholders' equity:
Common stock, par value $0.20 per share, and additional paid-in capital, Shares authorized: 4,687,500,000; Shares issued ( (2013 -- 2,207,522,548; 2012 -- 2,197,561,159)	51,594	50,110
Retained earnings	130,042	117,641
Treasury stock, at cost; ((shares: 2013 -- 1,153,131,611; 2012 -- 1,080,193,483)	(137,242)	(123,131)
Accumulated other comprehensive income/(loss)	(21,602)	(25,759)
Total IBM stockholders' equity	22,792	18,860
Noncontrolling interests (Note A)	137	124
Total equity	22,929	18,984
Total liabilities and equity	$ 126,223	$ 119,213